DEFINED CONTRIBUTION AND 401(k) PLANS	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Postemployment Benefits [Abstract]
DEFINED CONTRIBUTION AND 401(k) PLANS

NOTE 15 – DEFINED CONTRIBUTION AND 401(k) PLANS

Defined Contribution Plan

The Company provides a noncontributory defined contribution retirement plan for all eligible U.S. employees. Total contributions, which are based on a percentage of the salary of eligible employees, were $0.4 million and $0.5 million, for the three months ended June 30, 2013 and 2012, respectively. Total contributions for the six months ended June 30, 2013 and 2012 were $0.8 million and $1.0 million, respectively.

401(k) Plan

The Company maintains a retirement savings plan (which qualifies under Section 401(k) of the U.S. Internal Revenue Code) covering all eligible U.S. employees. Under the plan, employees may elect to contribute up to 100% of their cash compensation, subject to ERISA limitations. The Company adopted a Safe Harbor Tiered Match and is required to make matching contributions equal to 100% of the employee’s contribution up to 3% of the employee’s compensation plus matching contributions equal to 50% of the employee’s contribution up to an additional 2% of the employee’s compensation. Total plan expenses recognized in the Company’s consolidated financial statements for the three months ended June 30, 2013 and 2012 were $0.5 million and $0.5 million, respectively. Total plan expenses recognized in the Company’s consolidated financial statements for the six months ended June 30, 2013 and 2012 were $1.3 million and $1.1 million, respectively.

NOTE 18 – DEFINED CONTRIBUTION AND 401(k) PLANS

Defined Contribution Plan

The Company provides a noncontributory defined contribution retirement plan for all eligible U.S. employees. Total contributions were $2.1 million, $1.5 million and $1.0 million for the years ended December 31, 2012, 2011, and 2010 respectively.

401(k) Plan

The Company maintains a retirement savings plan (which qualifies under Section 401(k) of the U.S. Internal Revenue Code) covering all eligible U.S. employees. Under the plan, employees may elect to contribute up to 100% of their cash compensation, subject to ERISA limitations. The Company adopted a Safe Harbor Tiered Match and is required to make matching contributions equal to 100% of the employee’s contribution up to 3% of the employee’s compensation plus matching contributions equal to 50% of the employee’s contribution up to an additional 2% of the employee’s compensation. Total plan expenses recognized for the years ended December 31, 2012, 2011, and 2010 were $2.0 million, $1.4 million, and $0.9 million, respectively.